Nature of operations	6 Months Ended	12 Months Ended
	Jan. 31, 2026	Jul. 31, 2025
DevvStream Corp [Member]
Nature of operations [Line Items]
Nature of operations

1.       Nature of operations

DevvStream Corp. (formerly Focus Impact Acquisition Corp.) (the “Company” or “Devv Corp.”) is a company existing under the Business Corporations Act of Alberta, Canada. The head office is located at 2133 – 1177 West Hastings Street, Vancouver, BC V6E 2K3 and its records and registered office is located at #1700, 421 – 7th Avenue S.W., Calgary, Alberta, T2P 4K9.

The Company was a special purpose acquisition corporation incorporated in Delaware, the United States, on February 23, 2021, formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more business (“Initial Business Combination”). On November 6, 2024, the Company completed a reverse takeover (“RTO”) with DevvStream Holdings Inc. (“Devv Holdings”) (Note 4) pursuant to a business combination agreement (“BCA”) entered into on September 12, 2023 (and as amended on May 1, 2024, August 10, 2024 and October 29, 2024). The transaction is also referred to as the “De-SPAC” transaction. The Company was redomiciled as an Alberta company as part of the De-SPAC transaction. Devv Holdings is an Environmental Social and Governance (“ESG”) principled, high-tech, impact investing company focused on high quality and high return carbon credit generating projects. Devv Holdings is deemed as the acquirer for accounting purposes, and therefore its assets, liabilities and operations are included in the consolidated financial statements at their historical carrying values. The Company’s operations are considered to be a continuance of the business and operations of Devv Holdings, with the Company’s operations being included from November 6, 2024, the closing date of the De-SPAC transaction, onwards.

The Company is a public company which is listed on the Nasdaq Stock Exchange (“NASDAQ”) under the symbol “DEVS”.

1.      Nature of operations

DevvStream Corp. (formerly Focus Impact Acquisition Corp.) (the “Company” or “Devv Corp.”) is a company existing under the Business Corporations Act of Alberta, Canada. The head office is located at 2133 – 1177 West Hastings Street, Vancouver, BC V6E 2K3 and its records and registered office is located at #1700, 421 – 7th Avenue S.W., Calgary, Alberta, T2P 4K9.

The Company was a special purpose acquisition corporation incorporated in Delaware, the United States on February 23, 2021, formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more business (“Initial Business Combination”). On November 6, 2024, the Company completed a reverse takeover (“RTO”) with DevvStream Holdings Inc. (“Devv Holdings”) (Note 4) pursuant to a business combination agreement (“BCA”) entered into on September 12, 2023 (and as amended on May 1, 2024, August 10, 2024 and October 29, 2024). The transaction is also referred to as the “De-SPAC” transaction. The Company was redomiciled as an Alberta company as part of the De-SPAC transaction. Devv Holdings is an Environmental Social and Governance (“ESG”) principled, high-tech, impact investing company focused on high quality and high return carbon credit generating projects. Devv Holdings is deemed as the acquirer for accounting purposes, and therefore its assets, liabilities and operations are included in the consolidated financial statements at their historical carrying values. The Company’s operations are considered to be a continuance of the business and operations of Devv Holdings, with the Company’s operations being included from November 6, 2024, the closing date of the De-SPAC transaction, onwards.

The Company is a public company which is listed on the Nasdaq Stock Exchange (“NASDAQ”) under the symbol “DEVS”.